Share-based Awards - Additional Information (Detail) (USD $)	3 Months Ended					3 Months Ended			3 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014 Employee Stock Option	Mar. 31, 2013 Employee Stock Option	Mar. 31, 2014 Employee Stock Option Minimum	Mar. 31, 2014 Employee Stock Option Maximum	Mar. 31, 2014 Employee Stock Plan, 2008 Plan	Mar. 31, 2014 Employee Stock Plan, 2008 Plan Individual Employee	Mar. 31, 2014 Employee Stock Plan, 2008 Plan Minimum	Mar. 31, 2014 Employee Stock Plan, 2003 Plan	Mar. 31, 2014 Employee Stock Plan, 2003 Plan Individual Employee	Mar. 31, 2014 Restricted Stock Units 2008	Mar. 31, 2014 Performance Share Unit (PSUs)	Dec. 31, 2013 Performance Share Unit (PSUs)	Mar. 31, 2014 Performance Share Unit (PSUs) Minimum	Mar. 31, 2014 Performance Share Unit (PSUs) Maximum	Apr. 23, 2013 Restricted Stock Units 2013	Mar. 31, 2014 Restricted Stock Units (RSUs)	Dec. 31, 2013 Restricted Stock Units (RSUs)
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Percentage of option price for fair value of ordinary share									100.00%
Ordinary shares which have been reserved for issuance							6,000,000	400,000		6,000,000	400,000	1,000,000					1,600,000
Maximum number of award as percentage of shares outstanding										10.00%
Shares vesting period			5 years
Shares expiration period			8 years
Contractual term of options outstanding			4 years 8 months 19 days			8 years
Options granted fair value					$ 3.68	$ 15.03
Weighted average fair value per option			$ 9.02
Exercisable - number of shares			1,347,012
Exercisable - weighted average remaining contractual life			3 years 2 months 9 days
Exercisable - weighted average exercise price			$ 24.81
Fully vested total intrinsic value			$ 30,600,000
Intrinsic value of option exercised			8,900,000	3,500,000
Cost of shares awarded																	0
Fair value of stock units vested																		500,000	1,100,000
Stock units vested													0	0				25,000
Number of shares expected to vest																657,851
Cumulative EPS vesting period															2013	2016
Non-cash stock compensation expense not yet recognized	48,600,000
Unrecognized stock-based compensation expense, weighted average period (years)	2 years 8 months 12 days
Tax benefit on exercise of options	$ 726,000	$ 300,000